[graphic omitted]

--------------------------------------
COLONIAL TAX-EXEMPT FUND ANNUAL REPORT
--------------------------------------
November 30, 1998

                          ----------------------------
                          Not FDIC   May Lose Value
                           Insured   No Bank Guarantee
                          ----------------------------

                       COLONIAL TAX-EXEMPT FUND HIGHLIGHTS
                      DECEMBER 1, 1997 - NOVEMBER 30, 1998

PORTFOLIO MANAGER COMMENTARY: "During the past 12 months, interest rate volatility, low nominal rates and a near-record level of supply created challenging conditions for investors in the tax-exempt bond market. Despite these hurdles, the Fund was nicely positioned to take advantage of declining interest rates, and generated performance in the top 25% of its Lipper
competitive peer group."(1)                 - William Loring and Brian Hartford

                      COLONIAL TAX-EXEMPT FUND PERFORMANCE

                                              CLASS A    CLASS B     CLASS C
----------------------------------------------------------------------------
Inception dates                               11/21/78    5/5/92      8/1/97
----------------------------------------------------------------------------
12-month distributions declared per share(2)   $0.744     $0.636      $0.658
----------------------------------------------------------------------------
SEC yields on 11/30/98(3)                       4.12%      3.57%       3.70%
----------------------------------------------------------------------------
Taxable-equivalent SEC yields(4)                6.82%      5.91%       6.13%
----------------------------------------------------------------------------
12-month total returns, assuming                8.22%      7.40%       7.56%(5)
reinvestment of all distributions
and no sales charge or contingent
deferred sales charge (CDSC)
----------------------------------------------------------------------------
Net asset value per share on 11/30/98          $14.11     $14.11      $14.11
----------------------------------------------------------------------------


QUALITY BREAKDOWN(6)(AS OF 11/30/98)  MATURITY BREAKDOWN(6)(AS OF 11/30/98)
--------------------------------------------------------------------------------
AAA ....................... 63.2%     0-1 year .....  0.2%  10-15 years .. 21.3%
AA ........................ 10.1%     1-3 years ....  2.9%  15-20 years .. 25.8%
A .........................  5.5%     3-5 years ....  2.7%  20-25 years .. 27.4%
BBB .......................  5.8%     5-7 years ....  1.6%  25+ years .... 15.2%
BB ........................  0.4%     7-10 years ...  2.2%  Cash
B .........................  0.3%                           equivalents ..  0.7%
Non-rated ................. 14.0%
Cash equivalents ..........  0.7%

(1)  Please see page 5 for complete Lipper rankings.
(2) A portion of the Fund's income may be subject to the alternative minimum tax.
(3) The 30-day SEC yields on 11/30/98 reflect the portfolio's earning power, net of expenses and expressed as an annualized percentage of the public offering price at the end of the period. If the Distributor had not waived certain Fund expenses, the SEC yield for Class C shares would have been 3.54%.
(4) Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6%. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.
(5) Performance results reflect any voluntary waiver of Fund expenses by the Distributor. Absent this waiver, performance results would have been lower.
(6) Quality and maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and maturity breakdowns in the future.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                    [Photo of Stephen E. Gibson]

I am pleased to present the annual report for Colonial Tax-Exempt Fund for the 12-month period ended November 30, 1998.

Conditions for fixed-income investments varied considerably during the period. While the environment for bonds was positive overall, a variety of domestic and international factors created a volatile climate for bond fund investors. In the U.S., the periodic fears of inflation that existed early in the period all but vanished during the second half, as an increasing number of signs pointed toward a gradually slowing U.S. economy. This environment set the stage for a series of interest rate cuts by the Federal Reserve Board in the fall of 1998, helping bond values end the period on a positive note.

Flight to quality was a theme that repeated itself at various times during the period. Abroad, the economic and financial turmoil that began in Asia in the fall of 1997 gradually spread to other less-developed markets. As a result, investors worldwide were drawn to the relative safety and stability of U.S. Treasury bonds. While returns on fixed-income investments, including municipals were positive, investor demand for quality and stability made U.S. Treasury bonds the biggest winners.

The disciplined bond fund management style for which Colonial is known served investors well, enabling the Fund to outperform the majority of its peers over the past 12 months.(1) For investors seeking competitive levels of tax-free income and the potential for long-term price appreciation, Colonial Tax-Exempt Fund remains a viable option for their investment portfolios.

The following report will provide you with more specific information on your Fund's performance and the market in which the Fund invests. Thank you for choosing Colonial Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    January 13, 1999

(1) Please see page 5 for complete Lipper rankings. Because market and economic conditions change frequently, there can be no assurance that the trends discussed above or on the following pages will continue.

                           PORTFOLIO MANAGEMENT REPORT

WILLIAM LORING and BRIAN HARTFORD are portfolio co-managers of Colonial Tax-Exempt Fund and are vice presidents of Colonial Management Associates, Inc.

TAX-EXEMPT MARKET GENERATED GAINS DESPITE CHALLENGING CONDITIONS
The market value of municipal bonds appreciated approximately 3% during the past 12 months, according to the Bond Buyer 40 Index, a widely used measure of tax-exempt market performance. This gain was generated under challenging investment conditions. Interest rates were volatile during the period, as investors remained preoccupied with events that had the potential to affect the U.S. economy's growth rate. During the first half of the period, these events included economic weakness in Southeast Asia that investors thought would have a negative impact on the level of U.S. business activity. When a slowdown failed to materialize and the U.S. economy continued to generate stable economic growth, investors feared that the Federal Reserve Board might raise interest rates, and bond prices declined. In the tax-exempt market, the environment was further complicated by a near-record level of new issue supply, as issuers rushed to take advantage of lower interest rates to refinance existing debt as well as to finance new projects. At times, the market found it difficult to absorb this supply, and tax-exempt prices suffered.

During the second half of the period, a financial and political crisis emerged in Russia that increased market volatility in the U.S. and abroad. In response, investors sought relatively stable investments, such as U.S. Treasury securities. This flight to quality increased demand for U.S. Treasurys, helping to push yields down to their lowest level in 30 years. As a result, U.S. Treasurys outperformed all other sectors of the fixed-income market, including municipal bonds.

MUNICIPAL MARKET GAINS DICTATED BY STRUCTURAL CHARACTERISTICS
During the past 12 months, municipal bond market gains were led by the performance of certain types of bonds, rather than by the performance of bonds of specific issuers or industry sectors. Bonds with a greater-than-average sensitivity to changes in interest rates performed well, as those bonds have a tendency to generate relatively large price gains when interest rates are declining, as they were during much of the period. However, during periods of rising interest rates, these bonds generally decline in value more than other bonds. Bonds with higher interest rate sensitivity include the following types:

o Non-callable bonds. A non-callable bond cannot be redeemed by its issuer and refinanced at lower interest rates, resulting in a longer life-span for the bond. Because a longer life-span increases a bond's sensitivity to changes in interest rates, non-callable bond prices often produce attractive gains when interest rates decline.

o Longer-duration bonds. A bond's duration increases as the factors that contribute to it, including maturity, combine to produce a longer time until the bond's redemption. As a result, a bond with a relatively long duration is more sensitive to interest rate movements and has the potential to outperform shorter-maturity bonds when interest rates are falling.

Because bond structure played such a large role in the market's movement during the period, it was difficult to add value through specific credit- or sector-driven investments. However, even though market conditions did not always support our efforts to find relative value outside of bond type, we did look for opportunities in the Southeastern region of the U.S. in order to capitalize on its strong demographics and economic growth potential. We avoided investments in housing bonds because falling interest rates increase the risk that mortgage-holders might prepay their loans. When that happens, bonds are often called early, reducing their life-span and causing them to underperform the broader market. We also avoided cyclical issuers, such as steel and paper, that have been negatively impacted by decreased demand overseas, particularly by countries in Southeast Asia and Latin America.

FUND'S OUTPERFORMANCE REFLECTS INVESTMENT STRATEGY
For the 12-month period, the Fund generated a total return of 8.22% for Class A shares, based on net asset value. This compares favorably with the performance of the Fund's Lipper competitive peer group, which averaged 6.82% for the same period.(1)

We attribute this outperformance to the Fund's investment strategy. Based on our expectation for low inflation and modest economic growth, we structured the portfolio with a larger-than-average proportion of bonds that tend to perform well during periods of declining interest rates, such as bonds with good call protection. In addition, we consistently maintained a longer-than-average duration in the Fund. As rates fell, the portfolio's structure enabled the Fund to generate attractive price gains.

OUTLOOK FOR A POSITIVE ECONOMIC AND MARKET ENVIRONMENT
We have a positive economic outlook and do not anticipate changing our long-term investment strategy. We expect global economic conditions will continue to have a dampening effect on the U.S. economy and the level of inflation - conditions that are positive for bond prices. While we believe that interest rates may still fall further, we will continue to monitor the economy and the market carefully in the months ahead. We will adjust our strategy if we begin to see signs of significant inflation, accelerating economic growth or rising interest rates.

(1) Source: Lipper, Inc. Lipper rankings are based on the Lipper General Municipal Debt Funds universe. The Fund (Class A shares) ranked in the first quartile for 1 year (rated 7 out of 240 funds), in the second quartile for 5 years (rated 47 out of 141 funds) and in the third quartile for 10 years (rated 53 out of 74 funds). Past performance cannot predict future results.

              COLONIAL TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE VS.
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
               Change in Value of $10,000 from 11/30/88 - 11/30/98
                     Based on NAV and POP for Class A shares

                NAV     POP     LEHMAN
-----------------------------------------
Nov 30, 88     $10,000  $10,000  $10,000
Feb 28, 89      10,192    9,708   10,193
May 31, 89      10,501   10,002   10,627
Aug 31, 89      10,636   10,131   10,811
Nov 30, 89      10,833   10,318   11,101
Feb 28, 90      10,975   10,453   11,239
May 31, 90      11,111   10,584   11,404
Aug 31, 90      11,248   10,714   11,505
Nov 30, 90      11,585   11,035   11,956
Feb 28, 91      11,866   11,302   12,275
May 31, 91      12,161   11,584   12,554
Aug 31, 91      12,472   11,879   12,861
Nov 30, 91      12,758   12,152   13,183
Feb 29, 92      13,044   12,424   13,501
May 31, 92      13,307   12,675   13,787
Aug 31, 92      13,763   13,109   14,297
Nov 30, 92      13,943   13,281   14,505
Feb 28, 93      14,649   13,953   15,359
May 31, 93      14,710   14,012   15,436
Aug 31, 93      15,246   14,522   16,042
Nov 30, 93      15,309   14,582   16,113
Feb 28, 94      15,371   14,641   16,210
May 31, 94      14,903   14,196   15,817
Aug 31, 94      15,095   14,378   16,064
Nov 30, 94      14,225   13,549   15,266
Feb 28, 95      15,577   14,837   16,515
May 31, 95      16,223   15,452   17,258
Aug 31, 95      16,202   15,432   17,488
Nov 30, 95      16,976   16,170   18,151
Feb 29, 96      17,076   16,265   18,339
May 31, 96      16,734   15,939   18,047
Aug 31, 96      17,002   16,195   18,405
Nov 30, 96      17,736   16,893   19,218
Feb 28, 97      17,803   16,958   19,349
May 31, 97      17,944   17,092   19,541
Aug 31, 97      18,526   17,646   20,106
Nov 30, 97      19,006   18,103   20,596
Feb 28, 98      19,514   18,588   21,118
May 31, 98      19,768   18,829   21,375
Aug 31, 98      20,037   19,085   21,845
Nov 30, 98      20,569   19,592   22,194

                 GROWTH OF A $10,000 INVESTMENT MADE ON 11/30/88
                                 As of 11/30/98

---------------------------------------------------------------------------
     CLASS A                    CLASS B                     CLASS C
  NAV        POP             NAV      W/CDSC             NAV         W/CDSC
---------------------------------------------------------------------------

$20,569     $19,592       $19,591     $19,591          $20,402      $20,402

                          Average Annual Total Returns
                                 As of 11/30/98

---------------------------------------------------------------------------
                      CLASS A             CLASS B             CLASS C
INCEPTION             11/21/78            5/5/92               8/1/97
                    NAV        POP      NAV      W/CDSC     NAV       W/CDSC
---------------------------------------------------------------------------
1 YEAR             8.22%      3.08%    7.40%      2.40%    7.56%      6.56%
---------------------------------------------------------------------------
5 YEARS            6.08       5.06     5.29       4.96     5.91       5.91
---------------------------------------------------------------------------
10 YEARS           7.48       6.96     6.96       6.96     7.39       7.39
---------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 4.75%. The CDSC returns reflect the maximum charges of 5% for one year and 2% for five years for Class B shares, and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor and its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indices are not investments and do not incur fees or expenses. It is not possible to invest in an index.

                             INVESTMENT PORTFOLIO
                         NOVEMBER 30, 1998 (IN THOUSANDS)

MUNICIPAL BONDS - 98.4%                                      PAR         VALUE
------------------------------------------------------------------------------
EDUCATION - 2.2%
   EDUCATION - 2.1%
   AL Alabama Agricultural & Mechanical University,
    Series 1988,
                           5.375%  11/01/21             $ 10,370    $   10,760
   AL State University Revenue,
    Auburn University,
                           7.000%  06/01/11                1,000         1,094
   AZ University of Arizona,
    Series 1998:
                           5.250%  06/01/13                1,500         1,572
                           5.250%  06/01/14                2,000         2,085
   IL Lake County School District No. 56,
                           9.000%  01/01/17               10,440        15,650
   IL State Educational Facilities Authority,
    Midwestern University,
    Series 1998 B,
                           5.250%  05/15/13                4,615         4,750
   IN Purdue University,
    Series N,
                           5.500%  07/01/12                1,000         1,092
   MA Health and Educational Facilities Authority,
    Amherst College,
    Series E,
                           6.750%  11/01/15                1,000         1,102
   MA State Industrial Finance Agency,
    Tabor Academy,
    Series 1998,
                           5.400%  12/01/28                1,535         1,550
   NY State Dormitory Authority,
    New York University
    Series 1998 A,
                           5.750%  07/01/27                6,290         7,160
   OR State Health, Housing, Educational
    & Cultural Facilities Authority,
    Linfield College,
    Series 1998 A,
                           5.500%  10/01/18                3,500         3,564
   PA State Public School Building Authority,
    Community College Project,
    Series Q,
                           5.250%  10/15/13                1,270         1,340
   TN Metropolitan Government,
    Nashville & Davidson County,
    Vanderbilt University,
    Series 1998 B,
                           5.000%  10/01/28                3,000         2,967
   WI State Health & Educational Facilities Authority,
    Marquette University,
    Series 1998,
                           5.250%  06/01/13                5,720         6,018
                                                                  ------------
                                                                        60,704
                                                                  ------------

   STUDENT LOAN - 0.1%
   LA State Public Facility Authority,
    Series A,
                           6.750%  09/01/06                1,545         1,623
   VT State Student Assistance Financing Program,
    Series B,
                           6.700%  12/15/12                2,000         2,182
                                                                  ------------
                                                                         3,805
                                                                  ------------

------------------------------------------------------------------------------
HEALTHCARE - 11.2%
   HOSPITALS - 5.1%
   AL Alabama Special Care Facilities Authority,
    Montgomery Healthcare,
    Series 1989,
                          11.000%  10/01/19               15,355        15,585
   FL Cape Canaveral Hospital District,
    Series 1998,
                           5.250%  01/01/28                1,000           983
   GA Clayton Hospital Authority,
    The Woodlands Foundation, Inc.,
    Series 1991 A,
                           9.750%  05/01/21 (a)            6,680         4,342
   GA Forsyth County Hospital Authority,
    Georgia Baptist Healthcare System,
    Series 1998,
                           6.000%  10/01/08                1,000           996
   IL Health Facility Authority,
    Series 1992 B, IFRN (variable rate),
                           9.872%  05/01/21                4,800         5,652
   IN State Health Facilities Financing Authority,
    Sisters of St. Francis Health,
    Series A,
                           5.750%  11/01/12               10,080        11,093
   MI Tawas City Finance Authority,
    St. Joseph Health System,
    Series 1998 A,
                           5.600%  02/15/13                2,250         2,405
   MN Monticello-Big Lake Community Hospital District,
                           5.750%  12/01/19                2,000         2,126
   MN Rochester,
    Mayo Medical Center,
    Series F,
                           6.250%  11/15/21                5,900         6,414
   MS Hospital Equipment & Facilities Authority,
    Pooled Loan Program,
                           7.500%  08/01/16               18,900        19,893
   MS Medical Center Building Corp.,
    University of Mississippi Medical Center,
    Series 1998,
                           5.500%  12/01/23                6,570         7,095
   MT State Health Facility Authority,
    Hospital Facilities,
    Series 1994, IFRN (variable rate),
                           6.851%  02/15/25                6,000         6,360
   NC Charlotte-Mecklenburg Hospital Authority,
    Carolinas Healthcare Systems,
                           6.250%  01/01/20                  845           911
   NH State Higher Educational & Health Facilities
    Authority, Littleton Hospital Association,
    Series 1998 B,
                           5.800%  05/01/18                1,470         1,459
   NJ Health Care Facilities Financing Authority,
    Raritan Bay Medical Center,
                           7.250%  07/01/14                4,000         4,240
   NJ State Health Care Facilities Financing Authority,
    Kimball Medical Center,
    Series 1998,
                           5.250%  07/01/13                4,000         4,161
   OH Belmont County,
    East Ohio Regional Hospital,
    Series 1998,
                           5.700%  01/01/13                1,825         1,802
   OK Oklahoma City Industrial & Cultural Facilities
    Trust, Hillcrest Health Center,
                           6.400%  08/01/14                4,320         5,054
   TN Chattanooga Health, Educational
    & Housing Facilities Authority,
    Siskin Hospital for Physical Rehabilitation,
                           5.250%  06/01/28                  500           494
   TX Bexar County Health Facilities Development Corp.,
    Baptist Health System:
                           6.000%  11/15/11                1,780         2,021
                           6.000%  11/15/12                1,065         1,210
   TX Lufkin Health Facilities Development Corp.,
    Memorial Health Systems of East Texas,
    Series 1998,
                           5.700%  02/15/28                2,500         2,534
   UT State Board of Regents,
    University of Utah Hospital,
    Series 1998,
                           5.375%  08/01/13                4,165         4,365
   VA Danville Industrial Development Authority,
    Danville Regional Medical Center,
    Series 1998,
                           5.250%  10/01/28                7,500         7,872
   VA Fairfax Industrial Development Authority,
    Inova Health System,
    Series 1993 A,
                           5.000%  08/15/23               13,105        13,328
   VA Henrico County Industrial Development Authority,
    Bon Secours Health,
                           6.000%  08/15/16                5,000         5,703
   VA Norfolk Industrial Development Authority,
    Sentara Hospital,
    Series A,
                           6.500%  11/01/13                2,500         2,824
   VT State Educational & Health Buildings Authority,
    Springfield Hospital,
    Series A,
                           7.750%  01/01/13                1,890         2,131
                                                                  ------------
                                                                       143,053
                                                                  ------------

   INTERMEDIATE CARE FACILITIES - 0.4%
   IL Champaign,
    Hoosier Care, Inc.,
    Series 1989 A,
                           9.750%  08/01/19                1,425         1,492
   IN Wabash First Mortgage,
    Hoosier Care, Inc.,
    Series 1989 A,
                           9.750%  08/01/19                5,680         5,950
   MA State Health & Educational Facilities Authority,
    Corp. for Independent Living,
                           8.100%  07/01/18                1,270         1,421
   PA State Economic Development Financing Authority,
    Northwestern Human Services, Inc.,
    Series 1998 A,
                           5.250%  06/01/14                2,000         1,958
                                                                  ------------
                                                                        10,821
                                                                  ------------

   LIFECARE - 0.1%
   NH State Higher Educational & Health Facilities
    Authority, Rivermead at Peterborough,
    Series 1998,
                           5.500%  07/01/13                2,640         2,604
                                                                  ------------

   NURSING HOMES - 5.6%
   CA San Diego Industrial Development Authority,
    Carmel Health,
                           8.750%  12/01/16                5,100         5,814
   CO State Health Facilities Authority,
    American Housing Foundation, Inc.,
    Series 1990 A,
                          10.250%  12/01/20                2,500         2,500
   DE State Economic Development Authority,
    Churchman Village Project,
    Series A,
                          10.000%  03/01/21                7,090         8,925
   DE Sussex County,
    Healthcare Ficility, Delaware Health Corp.,
    Series 1994 A,
                           7.600%  01/01/24               14,230        15,066
   FL Collier County Industrial Development Authority,
    Beverly Enterprises, Inc.,
    Series 1991,
                          10.750%  03/01/03                  905         1,017
   FL Gadsden County Industrial Development Authority,
    Florida Properties, Inc., Series 1988 A,
                          10.450%  10/01/18                5,895         5,999
   FL Palm Beach County,
    Beverly Enterprises-Florida, Inc.,
    Series 1984,
                          10.000%  06/01/11                2,525         2,740
   IA Marion,
    Kentucky Iowa Corp. Project,
    Series 1990,
                          10.250%  01/01/20                  965         1,006
   IA State Finance Authority,
    Care Initiatives, Series 1998 B:
                           5.500%  07/01/08                1,500         1,519
                           5.750%  07/01/28                4,500         4,461
   IN Gary Industrial Economic Development,
    West Side Health Care Center,
    Series 1987 A,
                          11.500%  10/01/17                1,920         1,984
   KS Washington County Industrial Development
    Authority, Central States, Series 1989,
                          10.250%  11/01/19                3,355         3,422
   MA Boston,
    St. Joseph Nursing Care Center, Inc.
    Series 1990,
                          10.000%  01/01/20 (b)              300           323
   MA State Industrial Finance Agency:
    American Health Foundation, Inc.,
    Series 1989,
                          10.125%  03/01/19 (a)            3,135         2,351
    GF/Massachusetts, Inc.,
    Series 1994,
                           8.300%  07/01/23               12,575        14,115
   MA State Industrial Finance Agency,
    Belmont Home Care Project:
     Seacoast Nursing Home, Series 1991,
                           9.625%  12/01/21                4,945         5,625
     Series A,
                           7.970%  01/01/99                  100           100
     Series 1995 A,
                           9.270%  01/01/25               10,405        12,096
   MN Minneapolis,
    Walker Methodist Senior Services Group,
    Series 1998 A,
                           5.875%  11/15/18 (c)            1,800         1,791
   MO St. Louis County Industrial Development
    Authority, Nursing Home, Cardinal Carberry
    Health Center, Series 1991,
                           7.125%  03/20/23                2,000         2,163
   NM Albuquerque Industrial Development Authority,
    Manor Nursing Home,
                          12.000%  05/15/14                3,033         3,202
   NM State Hospital Equipment Loan Council,
    Memorial Medical Center, Series 1998,
                           5.500%  06/01/28                6,000         5,876
   OH Ashtabula County First Mortgage,
    Village Square Nursing Center, Inc.,
    Series 1985,
                          12.000%  12/01/15                1,235         1,290
   OH Montgomery County,
    Grafton Oaks Limited Partners,
    Series 1986,
                           9.750%  12/01/16                  695           660
   PA Cambria County Industrial Development Authority,
    Beverly Enterprises,
                          10.000%  06/18/12                1,700         2,225
   PA Chester County Industrial Development,
    Pennsylvania Nursing Home, Inc.,
    Series 1989,
                          10.125%  05/01/19 (a)           10,337         9,510
   PA Delaware County Authority,
    Main Line and Haverford Nursing,
    Series 1992,
                           9.000%  08/01/22                9,320        10,741
   PA Lackawanna County Industrial Authority,
    Greenridge Nursing Center,
                          10.500%  12/01/10                1,755         1,952
   PA Luzerne County Industrial Development Authority:
    Beverly Enterprises, Pennsylvania, Series 1983,
                          10.125%  11/01/08                  760           810
    Millville Nursing Center,
                          10.500%  12/01/12                3,570         3,891
   PA Montgomery County Higher
    Education & Health Authority,
    Roslyn-Hatboro, Inc. Project,
                           9.000%  11/15/22               12,060         9,648
   PA Wilkins Area Industrial Development Authority,
    Oakmont Nursing Center, Series 1984,
                          10.000%  07/01/11                1,000         1,119
   TN Metropolitan Government,
    Nashville & Davidson Counties Health & Education
    Facilities, Central States, Series 1989,
                          10.250%  11/01/19                  755           770
   TX Whitehouse Health Facilities Development Corp.,
    Oak Brook Health Care Center, Series 1989,
                          10.000%  12/01/19                1,750         1,865
   WA Kitsap County Housing Authority,
    Martha & Mary Nursing Home,
                           7.100%  02/20/36               10,000        11,884
                                                                  ------------
                                                                       158,460
                                                                  ------------

------------------------------------------------------------------------------
HOUSING - 11.3%
   ASSISTED LIVING/SENIOR - 1.0%
   IL State Development Finance Authority,
    Care Institute, Inc.,
                           8.250%  06/01/25               10,000        11,250
   MN Roseville,
    Care Institute, Inc.,
    Series 1993,
                           7.750%  11/01/23                2,935         2,964
   MS Lamar County Wesley Manor II:
                           8.750%  08/01/20                1,000         1,023
                           8.750%  02/01/29                1,610         1,646
   PA Montgomery County Industrial Development
    Authority, Assisted Living Facility,
    Series 1993-A,
                           8.250%  05/01/23                1,435         1,591
   TX Bell County Health Facilities Development Corp.,
    Care Institutions, Inc.,
                           9.000%  11/01/24                7,585         8,694
                                                                  ------------
                                                                        27,168
                                                                  ------------

   MULTI-FAMILY - 5.0%
   AZ Mohave County Industrial Development Authority,
    Multifamily, Kingman Station Apartments,
                           8.125%  10/01/26                2,800         2,989
   AZ Phoenix Industrial Development Authority,
    Chris Ridge Village Project,
    Series 1992:
                           6.750%  11/01/12                  650           693
                           6.800%  11/01/25                4,250         4,506
   CO State Health Facilities Authority,
    Birchwood Manor,
    Series 1991 A,
                           7.625%  04/01/26                1,835         1,908
   DE Quaker Hill Housing Corp.,
    Multifamily Housing, Quaker Hill Apartments,
    Series A,
                           7.550%  08/01/21                6,225         6,727
   FL State Housing Finance Agency,
    Windsong Apartments,
    Series 1993 C,
                           9.250%  01/01/19                1,230         1,107
   GA Augusta Housing Authority,
    Mountain Ridge Holdings II Project,
    Series A,
                           8.960%  09/01/24 (a)            3,620         2,041
   GA Savannah Housing Authority,
    Multifamily Housing, Plantation Oaks Apartments
    Project,
    Series 1986,
                           9.625%  02/01/27                2,870         3,039
   IL Carbondale,
    Mill Street Apartments,
    Series 1979,
                           7.375%  09/01/20                  814           830
   IL Charleston Non-Profit Corp.,
    Cougills Manor Project,
                           6.875%  07/01/20                1,712         1,728
   IL East Moline Housing Finance Corp.,
    Deerfield Woods Apartments,
                           7.500%  08/01/21 (d)            2,312         2,381
   IL State Housing Development Authority,
    Series 1990 A,
                           8.000%  06/01/26                  680           715
   LA Jefferson Housing Development,
    Corp. Multiple Family, Concordia Project,
    Series A,
                           7.700%  08/01/22                2,570         2,795
   LA New Orleans Housing Development Corp.,
    Multifamily Housing Mortgage, Southwood Patio,
    Series 1990 A,
                           7.700%  02/01/22                2,375         2,588
   MN Washington County Housing & Redevelopment
    Authority, Cottages of Aspen,
    Series 1992,
                           9.250%  06/01/22                1,900         2,097
   MN White Bear Lake,
    Birch Lake Townhomes Project:
     Series 1989 A,
                           9.750%  07/15/19                2,185         2,218
     Series 1989 B,
                          (f)      07/15/19 (e)              283            85
   MO St. Louis Area Housing Finance Corp.,
    Wellington Arms III,
    Series 1979,
                           7.500%  01/01/21                1,981         1,998
   MS Biloxi Urban Renewal,
    Biloxi Apartments Project,
    Series 1985:
                           9.500%  12/01/05                1,000         1,045
                           9.500%  12/01/10                1,235         1,290
                           9.500%  12/01/15                1,970         2,059
   NC Eastern Carolina Regional Housing Authority,
    New River Apartments-Jacksonville, Series 1994,
                           8.250%  09/01/14                2,695         2,914
   NE Omaha Housing Development Corp.,
    Mortgage Notes, North Omaha Homes,
                           7.375%  03/01/21                1,346         1,373
   NJ State Housing & Mortgage Finance Agency,
                           6.950%  11/01/13                3,500         3,772
   NY Nyack Housing Assistance Corp.,
    Nyack Plaza Apartments,
                           7.375%  06/01/21 (d)            2,727         2,734
   PA Warren County Housing Finance Corp.,
    Allegheny Manor,
                           7.500%  02/01/21                1,300         1,339
   Resolution Trust Corp., Pass Through Certificates,
    Series 1993 A,
                           8.500%  12/01/16 (d)           61,712        63,641
   TN Franklin Industrial Board,
    Landings Apartment Project,
    Series 1996 B,
                           8.750%  04/01/27                3,550         3,630
   TN Knoxville Community Development,
    Corp. Multiple Family Housing,
    Maple Oak Apartment Project,
    Series 1992,
                           6.375%  10/15/08                2,510         2,644
   TX Galveston Pass Health Facilities Center,
    Pass Through Certificates,
                           8.000%  08/01/23                1,850         1,986
   TX Laredo Housing Development Corp., No. 1,
                           7.375%  03/05/21 (d)            2,015         2,017
   VA Alexandria Redevelopment & Housing Authority,
    Courthouse Commons Apartments:
     Series 1990 A,
                          10.000%  01/01/21                  760           775
     Series 1990 B,
                          (f)      01/01/21                  952           874
   VA Fairfax County Redevelopment & Housing Authority,
    Mt. Vernon Apartments, Series A,
                           6.625%  09/20/20                1,500         1,633
   VA Norfolk Redevelopment & Housing Authority,
    Multifamily Housing, Dockside,
    Series 1991-A:
                           7.300%  12/01/16                1,315         1,398
                           7.375%  12/01/28                1,940         2,062
   WA Washington Housing Development Corp.,
    Parkview Apartments Project,
                           7.500%  04/01/21                1,626         1,658
   WI Milwaukee Housing Authority Mortgage,
    Windsor Court Project, Series 1986,
                           8.700%  08/21/21                1,985         2,013
   WY Rock Springs Housing Finance Corp.,
    Bicentennial Association II,
                           7.500%  05/01/20                1,103         1,130
                                                                  ------------
                                                                       142,432
                                                                  ------------

   SINGLE FAMILY - 5.3%
   AK State Housing Finance Corp.,
    Series A-2,
                           5.750%  06/01/24                3,500         3,660
   AL State Housing Finance Authority,
    Series 1990 C,
                           7.550%  04/01/16                  500           529
   CA State Housing Finance Authority,
    Series 1984 B,
                          (g)      08/01/16                  325            46
   CO El Paso County Home Mortgage:
    Series 1987 C,
                           8.300%  09/20/18                1,063         1,205
    Series 1987 D,
                           8.150%  09/20/14                  484           544
    Series 1988 A,
                           8.375%  03/25/19                1,266         1,454
   CO Housing Finance Authority,
    Single Family Housing,
    Series A,
                           7.150%  11/01/14                  805           837
   CO State Housing Finance Authority:
    Series 1991 A,
                           7.500%  05/01/29                4,745         5,045
    Series 1996 B-1,
                           7.650%  11/01/26                2,515         2,889
    Series 1997 A-2,
                           7.250%  05/01/27                3,200         3,646
   FL Brevard County Housing Finance Authority,
    Single Family Mortgage,
    Series 1985,
                          (g)      04/01/17                3,045           496
   FL Lee County Housing Finance Authority,
    Series 1996 A-1,
                           7.350%  03/01/27                6,145         6,997
   IA Finance Authority Single Family,
    Series 1992 B,
                           6.950%  07/01/24                9,915        10,553
   ID State Housing Agency,
    Senior Series,
                           6.700%  07/01/27                5,940         6,396
   IL Chicago:
    Series 1996 B,
                           7.625%  09/01/27                3,730         4,288
    Series 1997 A,
                           7.250%  09/01/28                3,805         4,342
    Series 1998 A-1,
                           6.450%  09/01/29                3,500         3,889
   IL State Housing Development Authority:
    Series B,
                           7.250%  08/01/17                1,290         1,365
    Series C,
                           7.500%  08/01/17                  110           115
   MA State Housing Finance Agency:
    Series 21,
                           7.125%  06/01/25                6,000         6,430
    Series 1988 B,
                           8.100%  08/01/23                  355           367
   MD State Community Development Administration,
    Department of Housing and Community Development,
    Single Family Program:
     1st Series,
                           7.300%  04/01/17                  450           475
     3rd Series,
                           7.250%  04/01/27                  960         1,012
   MN State Housing Finance Agency:
    Single Family Mortgage,
    Series C,
                           7.100%  07/01/11                  665           704
    Series 1988 D,
                           8.250%  08/01/20                1,950         1,996
   MO State Housing Development Commission:
    Homeownership Loan Program,
    Series 1996 A,
                           7.200%  09/01/26                7,185         8,153
    Series C:
                           6.900%  07/01/18                  780           829
                           7.250%  09/01/26                4,480         5,070
    Series 1996 B,
                           7.550%  09/01/27                8,215         9,454
    Series 1998 B-2,
                           6.400%  03/01/29                2,000         2,227
   NE Investment Finance Authority,
    Single Family Mortgage,
    Series 1990-2, IFRN (variable rate),
                          11.632%  09/10/30                2,500         2,775
   NH State Housing Finance Authority,
    Single Family Resources Mortgage,
    Series 1989-B,
                           7.700%  07/01/29                1,895         1,974
   NY State Mortgage Agency,
    Home Owner Mortgage,
    Series HH-2,
                           7.850%  04/01/22                1,500         1,560
   OH Housing Finance Agency:
    Series A2, IFRN (variable rate),
                           9.796%  03/24/31                5,000         5,594
    Series 1988 C,
                           8.125%  03/01/20                  575           595
   TX Bexar County Housing Finance Corp.,
    GNMA Collateralized Mortgage,
    Series 1989 A,
                           8.200%  04/01/22                2,810         2,916
   TX Harris County Housing Finance,
    Corp. Single Family,
    Series 1987,
                           8.875%  12/01/17                1,290         1,317
   TX Lubbock Housing Finance Corp.,
    Single Family Series:
     Series 1988 C,
                           8.375%  12/01/20                3,710         3,717
     Series 1988 D,
                           8.375%  12/01/20                  690           691
   TX State Department Housing & Community Affairs,
    Collateralized Home Mortgage,
    Series 1992-B2, IFRN (variable rate),
                           9.815%  06/18/23                9,000        10,260
   TX State Housing Agency Mortgage,
    Single Family,
    Series A,
                           7.150%  09/01/12                  570           611
   UT State Housing Finance Agency,
    Single Family Mortgage:
     Senior Issue B-1,
                           7.500%  07/01/16                   65            68
     Senior Issue B-2,
                           7.700%  07/01/15                   10            10
     Senior Series F-1,
                           7.400%  07/01/09                  170           175
     Series 1990-C2,
                           7.950%  07/01/10                  105           108
   UT State Housing Finance Agency,
    Single Family:
     Senior A-1,
                           6.900%  07/01/12                  490           521
     Senior Issue B-2,
                           7.000%  07/01/16                  225           238
     Senior Issue D-2,
                           7.250%  07/01/11                  220           233
     Series E-1,
                           6.950%  07/01/11                  835           882
   VA State Housing Authority Commonwealth Mortgage,
    Series A,
                           7.100%  01/01/17                1,000         1,044
   VT State Housing Finance Agency,
    Series 1989 A,
                           7.850%  12/01/29                3,920         4,047
   WI State Housing & Economic Development Authority,
    Series A,
                           7.000%  09/01/09                  985         1,052
   WV State Housing Development Fund,
    Series 1992-B,
                           7.200%  11/01/20                9,450         9,858
   WY Community Development Authority,
    Single Family Mortgage, Series 1988-G,
                           7.250%  06/01/21                4,500         4,821
                                                                  ------------
                                                                       150,080
                                                                  ------------

------------------------------------------------------------------------------
OTHER - 14.8%
   OTHER - 0.3%
   IN Indianapolis Local Public Improvement,
    Series 1992 D,
                           6.750%  02/01/14                5,000         6,015
   MD Baltimore,
    Park Charles Project, Series 1986,
                           8.000%  01/01/10                1,430         1,539
                                                                  ------------
                                                                         7,554
                                                                  ------------

   POOL/BOND BANK - 0.8%
   CA San Diego County,
    Series 1993,
                           5.625%  09/01/12               13,000        14,416
   IN Indianapolis Local Public Improvement Bond Bank,
    Series A,
                           6.500%  01/01/13                6,700         7,993
                                                                  ------------
                                                                        22,409
                                                                  ------------

   REFUNDED/ESCROWED (H) - 13.7%
   AK State Housing Financing Corp.,
    Series 1992 A,
                           6.600%  12/01/23               11,750        13,149
   AZ Maricopa County Industrial Development Authority,
    Advantage Point, Series 1996 A,
                           6.625%  07/01/26                2,750         3,245
   AZ Pima County Industrial Development Authority,
                           8.200%  09/01/21               12,370        17,134
   AZ Salt River Project,
    Agricultural Improvement & Power District Electric
    System,
    Series A,
                           6.625%  01/01/12                1,500         1,618
   CA Eden Township Hospital District,
    Eden Township Hospital,
    Series 1989,
                           7.400%  11/01/19                5,000         5,293
   CA Palmdale Community Redevelopment Agency:
    Series D,
                           8.000%  04/01/16                7,000         9,535
    Series 1986 A,
                           8.000%  03/01/16                3,000         4,061
   CA Perris Community Facilities District,
    Series 2-90,
                           8.750%  10/01/21                6,165         9,239
   CA Pomona,
    Series A,
                           7.600%  05/01/23               10,000        13,299
   CA Riverside County,
                           8.300%  11/01/12               10,000        13,652
   CO Denver City and County Airport:
    Series A:
                           8.500%  11/15/23                  430           478
                           8.750%  11/15/23                1,455         1,685
    Series B:
                           7.250%  11/15/23                1,125         1,288
                           7.250%  11/15/23                1,300         1,486
   CO Mesa County,
                          (g)      12/01/11                5,905         3,269
   CT State Health & Educational Facilities Authority,
    New Britain Hospital, Series 1991 A,
                           7.750%  07/01/22                  905         1,042
   DC District Columbia Hospital,
    Washington Hospital Center Corp.,
    Series 1990 A:
                           8.750%  01/01/15               10,000        11,194
                           9.000%  01/01/08                1,595         1,772
   DE State Economic Development Authority,
    Riverside Hospital,
    Series 1992 A,
                           9.500%  01/01/22                1,130         1,433
   FL Clearwater Housing Authority,
    Hampton Apartments,
    Series 1994,
                           8.250%  05/01/24                3,475         4,283
   FL St. Petersburg Health Facilities Authority,
    Allegheny Health System,
    St. Joseph's Hospital, Inc.,
    Series 1985-A,
                           7.000%  12/01/15                2,000         2,224
   FL State Mid-Bay Bridge Authority,
    Series A,
                           6.875%  10/01/22                2,000         2,503
   GA Burke County Development Authority,
    Oglethorpe Power Corp.,
    Series 1992,
                           8.000%  01/01/22               11,000        13,002
   IL Chicago Public Building Commission,
    Series 1990 A,
                           7.125%  01/01/15                4,010         4,274
   IL Health Facility Authority,
    United Medical Center,
    Series 1991:
                           8.125%  07/01/06                2,555         2,881
                           8.375%  07/01/12                1,500         1,779
   IL State Health Facilities Authority,
    Edgewater Medical Center,
    Series A,
                           9.250%  07/01/24                8,290        10,533
   IL State Sales Tax,
    Series N,
                           6.900%  06/15/09                1,000         1,097
   IN Purdue University,
    Student Fee, Series B,
                           6.700%  07/01/15                1,100         1,283
   IN St. Joseph County Hospital Authority,
    South Bend Memorial Hospital,
                           9.400%  06/01/10                2,955         3,839
   KY Trimble County,
    Louisville Gas & Electric Co.,
    Series B,
                           6.550%  11/01/20                  130           145
   MA Bay Transportation Authority,
    General Transportation System,
    Series A,
                           7.000%  03/01/11                1,000         1,091
   MA Boston,
    Series 1992 A,
                           6.500%  07/01/12                4,400         4,884
   MA General Obligation Bonds,
    Series 1991 A,
                           7.625%  06/01/08                5,000         5,564
   MA Holyoke,
    School Project Loan,
                           7.650%  08/01/09                1,250         1,397
   MA State Health & Educational Facilities Authority,
    Lowell General Hospital,
    Series 1991 A,
                           8.400%  06/01/11                2,500         2,822
   MA State Turnpike Authority:
    Series A,
                           5.000%  01/01/20               12,665        12,830
    Series 1993 A,
                           5.125%  01/01/23                3,600         3,706
   MA State,
    Series 1991 C:
                           6.750%  08/01/09                1,000         1,097
                           6.750%  08/01/09                1,835         2,013
   MN Mille Lacs Capital Improvement Authority,
    Mille Lacs Band of Chippewa,
    Series 1992 A,
                           9.250%  11/01/12                1,350         1,650
   MO Hannibal Industrial Development Authority,
    Regional Healthcare Systems,
    Series 1992,
                           9.500%  03/01/22                4,250         5,035
   NC Lincoln County,
    Lincoln County Hospital,
                           9.000%  05/01/07                  440           532
   NV Reno Hospital,
    St. Mary's Regional Medical Center,
    Series 1991-A,
                           6.700%  07/01/21                1,700         1,858
   NY New York City General Obligation,
    Series 1991-D,
                           8.000%  08/01/18                5,085         5,714
   NY Triborough Bridge & Tunnel Authority,
    Series T,
                           7.000%  01/01/11                  750           815
   PA Convention Center Authority,
    Series 1989-A,
                           6.000%  09/01/19               11,650        13,358
   PA Erie-Western Port Authority,
    Series 1990,
                           8.625%  06/15/10                1,850         2,028
   PA Philadelphia Hospitals & Higher
    Educational Facilities Authority,
    Presbyterian Medical Center,
    Series 1993,
                           6.500%  12/01/11                5,155         6,000
   PA State Industrial Development
    Authority, Economic Development,
    Series A,
                           7.000%  01/01/11                5,595         6,158
   PA Westmoreland County Municipal Authority,
    Special Obligation,
    Series 1985,
                           9.125%  07/01/10                3,910         4,653
   SC Piedmont Municipal Power Agency:
    Series 1988,
                          (g)      01/01/13               18,570         9,559
    Series 1993,
                           5.375%  01/01/25                3,960         4,224
   TN Chattanooga Health Education & Housing
    Facilities Board, North Park Hospital Project,
    Series 1993,
                           8.500%  02/01/23               41,430        49,170
   TN Shelby County, Health, Education,
    & Housing Facilities Board,
    Open Arms Development Center:
     Series 1992-A,
                           9.750%  08/01/19                4,125         5,847
     Series 1992-C,
                           9.750%  08/01/19                4,120         5,840
   TN Shelby County, Public Improvement,
    Series 1992-A:
                          (g)      05/01/10               15,750         9,036
                          (g)      05/01/12               15,130         7,597
   TX Austin Utilities System Revenue,
                           6.750%  05/15/12                3,500         3,814
   TX Hidalgo County Health Services,
    Mission Hospital, Inc.,
    Series A,
                          10.250%  02/01/25                4,785         5,424
   TX State Research Laboratory Commission Finance
    Authority, Superconducting Super Collider,
    Series 1991,
                           6.950%  12/01/12               10,000        12,048
   UT Uintah County Pollution Control,
    Series 1984 F2,
                          10.500%  06/15/14                6,900         8,030
   WA State Health Care Facilities Authority,
    Grays Harbor Community Hospital,
    Series 1993:
                           7.200%  07/01/03                  730           780
                           8.025%  07/01/20                6,380         7,050
   WA Tacoma Electric System,
    Series 1991 C, IFRN (variable rate),
                           9.043%  01/02/15               10,000        11,438
   WI State Health & Educational Facilities Authority,
    St. Luke's Medical Center Project,
    Series 1991,
                           7.100%  08/15/19                2,550         2,820
                                                                  ------------
                                                                       387,597
                                                                  ------------

------------------------------------------------------------------------------
OTHER REVENUE - 3.7%
   CHEMICALS - 0.5%
   IL Southwestern Illinois Development Authority,
    Sewer Facilities, Monsanto Co.,
    Series 1991,
                           7.300%  07/15/15                3,000         3,405
   TN Humphreys County Industrial Development Board,
    E.I. DuPont de Nemours & Co.,
    Series 1994,
                           6.700%  05/01/24                9,000        10,038
                                                                  ------------
                                                                        13,443
                                                                  ------------

   INDUSTRIAL - 1.1%
   CO Mesa County Industrial Development Revenue,
    Joy Technologies, Inc. Project,
    Series 1992,
                           8.500%  09/15/06                1,000         1,114
   CT State Development Authority,
    Pfizer, Inc. Project,
    Series 1994,
                           7.000%  07/01/25                3,000         3,506
   FL Hendry County Industrial Development Authority,
    Savannah Foods & Industries,
    Series 1992,
                           6.400%  03/01/17                1,000         1,000
   GA Wayne County Development Authority,
    Solid Waste Disposal, ITT Royonier, Inc.,
    Series 1990,
                           8.000%  07/01/15                2,500         2,664
   IL Rockford,
                           9.250%  02/01/00                  520           524
   IL Will-Kankakee Regional Development Authority,
    Flanders Corp./Precisionaire Project,
    Series 1997,
                           6.500%  12/15/17                2,925         3,093
   MI State Strategic Fund,
    Michigan Sugar Co.:
     Carollton Project:
      Series 1998 B,
                           6.450%  11/01/25                2,800         2,804
      Series 1998 C,
                           6.550%  11/01/25                3,200         3,204
     Sebewaing Project, Series 1998 A,
                           6.250%  11/01/15                2,250         2,241
   MN Brooklyn Park,
    TL Systems Corp.,
    Series 1991,
                          10.000%  09/01/16                  310           378
   MN Buffalo,
    Von Ruden Manufacturing, Inc.,
    Series 1989,
                          10.500%  09/01/14                1,340         1,423
   NV Henderson Public Improvement Trust,
    Dongsung America Co., Inc.,
    Series 1998,
                           7.000%  11/01/10                4,500         4,511
   OH Cuyahoga County,
    Joy Technologies, Inc.,
    Series 1992,
                           8.750%  09/15/07                1,340         1,502
   PA Bucks County Industrial Development Revenue,
    Jorgensen Steel,
                           9.000%  06/01/05                3,500         3,551
                                                                  ------------
                                                                        31,515
                                                                  ------------

   OIL & GAS - 1.2%
   CA Los Angeles Regional Airport Improvement Corp.,
    Los Angeles International Airport,
                           6.800%  01/01/27                1,400         1,499
   PA State Economic Development Financing Authority,
    Sun Co., Inc., Series 1994 A,
                           7.600%  12/01/24               27,500        31,928
                                                                  ------------
                                                                        33,427
                                                                  ------------

   PAPER PRODUCTS - 0.1%
   IA Cedar Rapids,
    Weyerhaeuser Co. Project,
                           9.000%  08/01/14                1,000         1,395
   LA De Soto Parish,
    International Paper Co.,
    Series A,
                           7.700%  11/01/18                1,250         1,448
                                                                  ------------
                                                                         2,843
                                                                  ------------

   RECREATION - 0.3%
   AK Anchorage,
    Ice Rink Revenue,
    Series 1998,
                           6.250%  01/01/12                2,185         2,166
   WI Southeast Professional Basketball
    Park District Sales Tax Revenue,
    Series 1998 A,
                           5.500%  12/15/21                5,000         5,433
                                                                  ------------
                                                                         7,599
                                                                  ------------

   RETAIL - 0.5%
   DE Sussex County,
    Economic Development,
    Rehoboth Mall Project,
                           7.250%  10/15/12                4,735         4,480
   NJ State Economic Development Authority,
    Glimcher Properties L.P. Project,
                           6.000%  11/01/28                3,400         3,404
   PA Bucks County Industrial Development Revenue,
    Hechinger Co., Series 1984,
                          11.375%  11/15/04                2,065         2,147
   PA Philadelphia Authority for Industrial Development
    Revenue, Hechinger Co., Series 1983,
                          11.375%  12/01/04                3,255         3,288
                                                                  ------------
                                                                        13,319
                                                                  ------------

------------------------------------------------------------------------------
RESOURCE RECOVERY - 0.2%
   DISPOSAL - 0.0%
   MA Boston Industrial Development Finance Authority,
    Jet-A-Way, Inc.,
                          10.500%  01/01/11                1,500         1,671
                                                                  ------------

   RESOURCE RECOVERY - 0.2%
   MA State Industrial Finance Agency,
    Ogden Hill Project,
    Series 1998 A,
                           5.400%  12/01/11                3,300         3,348
   VA Fairfax County Economic Development,
    Ogden Martin Systems,
    Series 1987 A,
                           7.750%  02/01/11                1,000         1,037
                                                                  ------------
                                                                         4,385
                                                                  ------------

------------------------------------------------------------------------------
TAX-BACKED - 24.6%
   LOCAL APPROPRIATED - 4.1%
   CA Sacramento City Financing Authority,
    Series A,
                           5.375%  11/01/14                5,000         5,398
   CA San Bernardino County,
    Medical Center Financing Project,
                           5.500%  08/01/17                2,500         2,717
   FL Miami-Dade County School Board,
    Series 1998 A,
                           5.250%  08/01/13                2,160         2,260
   IL Chicago Board of Education,
    General Obligation Leases Certificates,
    Series 1992-A:
                           6.000%  01/01/20                4,000         4,586
                           6.250%  01/01/15                4,400         5,131
   IN Beech Grove School Building Corp.,
                           6.250%  07/05/16 (i)            2,265         2,640
   NJ Hudson County,
    Series, 1992,
                           6.600%  12/01/21               16,665        18,171
   NY State Dormitory Authority,
    Judicial Facilities,
    Series 1991 A,
                           9.500%  04/15/14                9,000        10,507
   PA Philadelphia Municipal Authority,
    Series B,
                           6.400%  11/15/16               39,565        43,880
   SC Charleston County,
    Charleston Public Facilities Corp.,
    Series 1995:
                           6.000%  12/01/07                1,000         1,131
                           6.000%  12/01/09                3,495         3,995
                           6.000%  12/01/10                3,710         4,270
   TX Houston Independent School District Public
    Facilities Corp.:
     Series 1998 A,
                          (g)      09/15/14                3,885         1,795
     Series 1998 B:
                          (g)      09/15/14                6,790         3,137
                          (g)      09/15/15                2,000           873
   VA Chesapeake Industrial Development Authority,
                           5.250%  06/01/17                2,445         2,505
   WA King County,
    King Street Center Project,
                           5.125%  06/01/17                3,000         3,048
                                                                  ------------
                                                                       116,044
                                                                  ------------

   LOCAL GENERAL OBLIGATIONS - 7.5%
   AK North Slope Borough:
    Series A,
                          (g)      06/30/08               45,000        31,154
    Series 1996 B,
                          (g)      06/30/07               11,400         7,498
    Series 1998 A,
                          (g)      06/30/09                6,500         4,050
   AZ Apache County School District,
    Number 010, Round Valley Project of 1987,
    Series 1990-C,
                          10.800%  07/01/99                1,000         1,036
   AZ Tucson,
    Series 1998,
                           5.375%  07/01/21                4,325         4,640
   CA Murrieta Valley Unified School District,
    Series 1998 A,
                          (g)      09/01/11                2,195         1,223
   CA Redwood City Elementary School District,
                          (g)      08/01/17                4,540         1,793
   CO Douglas County School District,
    No. RE-1, Series 1996,
                           7.000%  12/15/12                6,000         7,541
   CO El Paso County School District No. 11:
                           7.125%  12/01/20                7,350         9,596
    Series 1996,
                           7.100%  12/01/16                2,105         2,699
   CO Jefferson County School District,
    No. R-001, Series 1998 A,
                           5.500%  12/15/13               10,000        10,812
   CO Larimer, Weld & Boulder Counties School District,
    Series 1996,
                          (g)      12/15/10                4,000         2,327
   CT Bridgeport,
    Series 1996 A,
                           6.500%  09/01/08                1,435         1,692
   FL Miami-Dade County School District,
    Series 1998,
                           5.375%  08/01/14                3,130         3,380
   GA Fulton County School District,
    Series 1998,
                           5.375%  01/01/16                3,845         4,119
   IL Chicago Board of Education:
    Series 1996:
                           6.250%  12/01/11                3,330         3,895
                           6.250%  12/01/12                1,500         1,757
    Series 1998 B-1:
                          (g)      12/01/10                3,905         2,246
                          (g)      12/01/13               13,400         6,425
   IL Chicago,
    Series A,
                           5.375%  01/01/13                5,000         5,371
   IL Kane County School District No. 129,
    Series 1997,
                           5.500%  02/01/12                2,000         2,138
   IL Lake & McHenry Counties United School District,
    Number 118, Series 1998:
                          (g)      02/01/09                2,355         1,492
                          (g)      02/01/10                2,060         1,237
   IL Lake, Cook, Kane & McHenry Counties
    United School District, Number 220,
    Series 1998:
                           5.375%  12/01/10                4,020         4,351
                           5.375%  12/01/11                4,240         4,561
   LA New Orleans:
                           4.750%  12/01/26 (c)            3,000         2,862
                           5.500%  12/01/21 (c)            8,000         8,693
    Series 1998,
                           5.500%  12/01/10 (c)            2,000         2,194
   MA Boston,
    Series 1998 C,
                           4.250%  11/01/18                5,290         4,856
   MA Lowell:
                           8.000%  01/15/00                  550           576
                           8.400%  01/15/09                1,000         1,116
   MA Springfield,
    Series 1998,
                           5.250%  11/15/13 (c)            3,545         3,702
   MI Detroit,
    Series 1990-B,
                           8.250%  04/01/10                5,000         5,348
   MI Rochester Community School District,
                           5.000%  05/01/19                4,500         4,593
   NV Clark County School District,
    Series B,
                           5.625%  06/15/13               10,215        11,092
   NY New York City General Obligation,
    Series 1997 A,
                           7.000%  08/01/06                5,000         5,838
   OH Cleveland,
                           5.750%  08/01/12                2,485         2,794
   PA Erie School District,
    Series 1998:
                          (g)      09/01/12                5,780         3,031
                          (g)      09/01/13                3,000         1,479
                          (g)      09/01/15                1,500           661
   PR Commonwealth of Puerto Rico Municipal Finance
   Agency,
    Series A:
                           5.000%  07/01/09                3,000         3,193
                           5.250%  07/01/10                8,420         9,058
   TX Austin Independent School District,
    Series 1998,
                          (g)      08/01/14                4,000         1,873
   TX Harris County,
                           5.750%  10/01/14                2,600         2,905
   TX Hurst Euless Bedford Independent School District,
    Series 1994,
                           6.500%  08/15/24                6,355         7,090
   WA King & Snohomish Counties
    School District No. 417,
    Series 1998 B:
                          (g)      06/15/14                1,800           842
                          (g)      06/15/16                3,315         1,380
                                                                  ------------
                                                                       212,209
                                                                  ------------

   SPECIAL NON-PROPERTY TAX - 3.9%
   FL Palm Beach County Criminal Justice Facilities,
                           5.750%  06/01/13                5,000         5,615
   IL Metropolitan Pier and Exposition Authority,
    McCormick Place Expansion Project,
                          (g)      06/15/14                4,330         2,019
   IL State Development Finance Authority,
    City of Marion Project,
    Series 1991,
                           9.625%  09/15/21                5,585         4,189
   MN Red Lake Band of Chippewa Indians,
    Series 1998,
                           6.250%  08/01/13                2,100         2,092
   NC State Centennial Authority,
    Arena Project, Series 1997,
                           5.000%  09/01/11                2,115         2,195
   NJ State Transportation Trust Fund Authority,
    Series B,
                           7.000%  06/15/12               27,000        33,757
   NV Clark County,
    Series 1998:
                           4.500%  11/01/17               10,905        10,384
                           5.250%  11/01/13                7,010         7,354
   NY Metropolitan Transportation Authority,
    Series 1998 A,
                           4.500%  04/01/18                4,000         3,796
   NY New York City Transitional Finance Authority:
    Series 1998 A,
                           5.250%  11/15/13                2,000         2,099
    Series 1998 C,
                           4.750%  05/01/23               13,000        12,509
   NY State Local Government Assistance Corp.:
                           5.000%  04/01/13                3,500         3,604
    Series E,
                           5.250%  04/01/16               15,060        15,905
   PA Convention Center Authority,
    Series A,
                           6.750%  09/01/19                5,000         5,724
                                                                  ------------
                                                                       111,242
                                                                  ------------

   SPECIAL PROPERTY TAX - 0.5%
   CA Corona Community Facility District,
    No. 90-1-A, Series 1998,
                           5.500%  09/01/15                9,240        10,112
   CA Riverside County Public Financing Authority,
    Redevelopment Projects, Series A,
                           5.500%  10/01/22                3,000         3,062
                                                                  ------------
                                                                        13,174
                                                                  ------------

   STATE APPROPRIATED - 6.7%
   CA State Public Works Board:
    State Prisons, Series 1993 A,
                           5.000%  12/01/19               11,065        11,356
    Various State Prisons Projects, Series 1993 A,
                           5.250%  12/01/13                6,400         6,883
   NY State Dormitory Authority:
    City University, Series A,
                           5.750%  07/01/13                8,565         9,613
    State University Facilities, Series A,
                           5.875%  05/15/17               33,240        37,538
   NY State Dormitory Authority:
    State University of New York,
                           4.500%  05/15/20               24,010        22,291
    University Athletic,
                           5.250%  07/01/13                3,000         3,159
   NY State Dormitory Authority,
    City University:
    Series 1990-C:
                           7.000%  07/01/14                2,050         2,189
                           7.500%  07/01/10               19,875        24,363
    Series 1993 A:
                           6.000%  07/01/20                6,140         7,105
                           6.000%  07/01/20               13,350        15,196
   NY State Dormitory Authority,
    State University of New York,
    Series 1990-A,
                           7.500%  05/15/13                8,000        10,302
   NY State Thruway Highway & Building,
                           5.250%  04/01/12                6,000         6,332
   NY State Urban Development Corp.:
    Correctional Facility, Series A,
                           6.500%  01/01/11                8,500        10,089
    University Facilities Grants,
                           5.500%  01/01/15                5,265         5,614
   TX State Public Finance Authority,
    General Services Commission Projects,
    Series A,
                           5.500%  02/01/11                6,905         7,497
   WV State Building Commission,
    Series 1998 A:
                           5.375%  07/01/18                6,900         7,345
                           5.375%  07/01/21                3,215         3,422
                                                                  ------------
                                                                       190,294
                                                                  ------------

   STATE GENERAL OBLIGATIONS - 1.9%
   MA Massachusetts Bay Transportation Authority:
                           5.250%  03/01/20                5,000         5,088
    Series D:
                           5.750%  03/01/13                4,215         4,610
                           5.750%  03/01/14                6,575         7,172
   MA State College Building Authority Project,
    Series A,
                           7.500%  05/01/11                1,500         1,933
   MA State,
    Series 1991 C:
                           5.250%  08/01/16                4,000         4,145
                           6.750%  08/01/09                1,030         1,126
   NV State,
    Series A,
                           6.800%  07/01/12                   60            66
   OH State,
    Series 1998 B,
                           5.250%  02/01/12                5,225         5,547
   PA Pittsburgh,
    Series 1998 D,
                           5.250%  09/01/11                8,985         9,497
   PR Commonwealth of Puerto Rico,
    Series B,
                           6.500%  07/01/15                3,000         3,640
   TX State Public Finance Authority,
    Series 1997,
                          (g)      10/01/13                4,000         1,988
   WA State,
    Series 1992 A,
                           6.250%  02/01/11                7,355         8,558
                                                                  ------------
                                                                        53,370
                                                                  ------------

------------------------------------------------------------------------------
TRANSPORTATION - 8.4%
   AIRPORTS - 4.7%
   CA San Francisco City & County Airport Commission,
    Series 1998,
                           4.500%  05/01/26                8,000         7,497
   CO Denver City & County Airport,
    Series A:
                           8.500%  11/15/23                4,570         4,998
                           8.750%  11/15/23                4,030         4,565
    Series B:
                           7.250%  11/15/23                4,375         4,855
                           7.250%  11/15/23                5,075         5,720
    Series C,
                           6.500%  11/15/12 (i)           10,625        12,724
    Series E,
                           6.000%  11/15/11                3,000         3,441
   FL Broward County,
    Airport System Revenue,
    Series 1998 E,
                           5.375%  10/01/13                7,000         7,401
   HI State,
    Airport System Revenue:
     Series 2,
                           7.000%  07/01/18               14,770        15,902
     Series 1991,
                           6.900%  07/01/12                4,250         5,115
   IL Chicago,
    O'Hare International Airport:
    Series A,
                           5.000%  01/01/16               14,500        14,525
    Series 1994 A,
                           6.375%  01/01/12                4,980         5,562
   MA State Port Authority,
    Series 1998 A,
                           5.500%  07/01/15                2,670         2,846
   MN Minneapolis-St. Paul Metropolitan Airports
    Commission,
    Series 1998 A,
                           5.000%  01/01/22                2,250         2,252
   PA Allegheny County Airport,
    Pittsburgh International Airport,
                           5.750%  01/01/14 (i)            4,500         5,027
   PA Philadelphia Authority for Industrial Development,
    Philadelphia Airport System,
    Series 1998 A,
                           5.000%  07/01/15                4,000         4,010
   TX Dallas-Fort Worth Regional Airport,
    Series A,
                           7.375%  11/01/11                6,000         7,026
   VA Capital Region Airport Commission,
    Series B,
                           8.125%  07/01/14 (i)           17,200        20,917
                                                                  ------------
                                                                       134,383
                                                                  ------------

   TOLL FACILITIES - 3.4%
   CA San Joaquin Hills Transportation Corridor Agency,
    Series A,
                          (g)      01/15/14               14,450         6,959
   CO State Public Highway Authority,
    Arapahoe Co., E-470, Series B,
                          (g)      09/01/11 (i)           17,685         9,840
   MA State Turnpike Authority,
    Series C,
                          (g)      01/01/20               15,000         5,219
   NJ State Turnpike Authority:
    Series C,
                           6.500%  01/01/16                8,500        10,227
    Series 1991 C,
                           6.500%  01/01/16               16,000        19,251
   NY Triborough Bridge & Tunnel Authority:
                           6.125%  01/01/21                5,000         5,873
    Series Y,
                           5.500%  01/01/17               12,500        13,597
    Series 1998 A,
                           5.125%  01/01/11                3,000         3,172
   OH State Turnpike Commission,
    Series 1998 B,
                           4.500%  02/15/24               15,000        13,992
   TX Eagle Pass International Bridge,
    Series 1998,
                           5.250%  02/15/14                3,720         3,915
   VA Richmond Metropolitan Authority,
    Series 1998,
                           5.250%  07/15/17                3,150         3,331
                                                                  ------------
                                                                        95,376
                                                                  ------------

   TRANSPORTATION - 0.3%
   MN Blaine,
    Consolidated Freightways, Inc.,
    Series 1998,
                           5.150%  01/01/04                1,000         1,005
   SC State Ports Authority,
    Series 1991,
                           6.750%  07/01/21                2,050         2,215
   VA Northern Virginia Transportation Commission,
    Railway Express Project, Series 1998:
                           5.375%  07/01/13                2,000         2,129
                           5.375%  07/01/14                1,750         1,853
                                                                  ------------
                                                                         7,202
                                                                  ------------

------------------------------------------------------------------------------
UTILITY - 22.0%
   INDIVIDUAL POWER PRODUCER - 1.0%
   FL Martin County Industrial Development Authority,
    Indiantown Cogeneration Project, Series 1994 A,
                           7.875%  12/15/25                7,500         8,645
   NY Port Authority of New York & New Jersey,
    KIAC Partners, Series 1996 IV:
                           6.750%  10/01/11                1,500         1,682
                           6.750%  10/01/19                7,000         7,822
   PA Economic Development Finance Authority,
    Colver Project,
    Series D,
                           7.150%  12/01/18               10,000        11,131
                                                                  ------------
                                                                        29,280
                                                                  ------------

   INVESTOR OWNED - 7.0%
   AZ Pima County Industrial Development Authority,
    Tucson Electric Power Co.,
    Series 1988 A:
                           6.100%  09/01/25                2,000         2,017
                           7.250%  07/15/10               10,845        12,095
   CT State Development Authority,
    Connecticut Light & Power Co.,
    Series 1993 A,
                           5.850%  09/01/28                3,875         3,885
   FL Pinellas County,
    Florida Power Corp.,
                           7.200%  12/01/14                1,000         1,094
   HI State Department Budget and Finance:
    Hawaiian Electric Co., Series 1990 C,
                           7.375%  12/01/20                5,965         6,461
    Series 1993 B, IFRN (variable rate),
                           7.040%  12/15/23               10,000        10,612
   IL Development Financial Authority,
    Pollution Control, Series 1991,
                           7.250%  06/01/11                5,625         6,044
   IL State Development Finance Authority,
    Commonwealth Edison Co. Project,
    Series D,
                           6.750%  03/01/15                3,400         3,864
   IN Mt. Vernon,
    Southern Indiana Gas & Electric Co.,
    Series 1984 A,
                           7.250%  03/01/14                4,500         4,809
   IN Petersburg,
    Indiana Power & Light Co.,
    Series B,
                           5.400%  08/01/17                5,000         5,322
   LA De Soto Parish,
    Southwestern Electric Power Co.,
    Series 1992,
                           7.600%  01/01/19                6,000         6,811
   MI St. Clair County Economic Development Corp.,
    Detroit Edison Co.,
    Series 1933 AA,
                           6.400%  08/01/24                7,000         7,970
   MS State Business Finance Corp.,
    Systems Energy Resources Project,
    Series 1998,
                           5.875%  04/01/22               12,000        11,955
   NJ Cape May County Industrial Pollution Control
    Financing Authority, Atlantic City Electric Co.,
    Series 1994 A,
                           7.200%  11/01/29                5,000         5,786
   NM Farmington,
    Southern California Edison Co.,
    Series A,
                           7.200%  04/01/21                3,000         3,248
   NV Clark County Industrial Development,
    Nevada Power Co.:
     Series 1990,
                           7.800%  06/01/20                4,250         4,565
     Series 1992 A,
                           6.700%  06/01/22 (i)           25,895        28,342
   NV Humboldt County Pollution Control Revenue,
    Idaho Power Co. Project,
                           8.300%  12/01/14                1,875         2,222
   NY State Energy Research & Development Authority,
    Long Island Lighting Co.,
                           7.150%  12/01/20               11,075        12,072
   NY State Energy Research & Development Authority,
    Brooklyn Union Gas Co.,
    Series 1993 B, IFRN (variable rate),
                           9.212%  04/01/20               13,000        16,949
   NY State Energy Research & Development Authority,
    Consolidated Edison Co.,
    Series 1994 A,
                           7.125%  12/01/29                5,000         5,760
   OH Air Quality Development Authority,
    JMG Funding Project,
                           5.625%  01/01/23                4,315         4,506
   OH State Air Quality Development Authority,
    The Cleveland Electric Illuminating Co.,
    Series 1992,
                           8.000%  12/01/13                6,545         7,540
   TX Brazos River Authority,
    Houston Light & Power Co.,
    Series A:
                           6.700%  03/01/17 (i)           13,015        14,263
                           7.625%  05/01/19                  900           936
   TX Matagorda County,
    Houston Light & Power Co.,
                           6.700%  03/01/27                7,200         7,890
   WV Mason County Pollution Control,
    Appalachian Power Co.,
    Series G,
                           7.400%  01/01/14                  400           418
                                                                  ------------
                                                                       197,436
                                                                  ------------

   JOINT POWER AUTHORITY - 4.7%
   GA Municipal Electric Authority Power:
    Series Z,
                           5.500%  01/01/20               26,100        27,865
    Series 1993 C,
                           5.700%  01/01/19               20,000        22,003
   GA State Municipal Electric Authority:
    Series C,
                           5.700%  01/01/19                6,000         6,480
    Series Z,
                           5.500%  01/01/20                5,375         5,672
   MA State Municipal Wholesale Electric Co.,
    Series 1994 A, IFRN (variable rate),
                           6.302%  07/01/16               22,900        23,415
   MN Southern Minnesota Municipal Power Agency:
    Series A,
                           5.000%  01/01/16                6,000         6,000
    Series 1998 A,
                           5.000%  01/01/13                2,215         2,276
   NC State Municipal Power Agency,
    Catawba Electric No. 1,
    Series 1998 A,
                           5.500%  01/01/15                4,500         4,882
   SC Piedmont Municipal Power Agency:
    Series 1988,
                          (g)      01/01/13               25,885        13,017
    Series 1993,
                           5.375%  01/01/25               11,805        12,607
   TX State Municipal Power Agency,
                          (g)      09/01/08                4,500         2,952
   WI Public Power, Inc.,
    Series 1993 B,
                           5.440%  07/01/14                5,400         5,602
                                                                  ------------
                                                                       132,771
                                                                  ------------

   MUNICIPAL ELECTRIC - 4.5%
   CA Sacramento Municipal Utilities District,
    Series K:
                           5.750%  07/01/18                7,670         8,567
                           5.800%  07/01/19                6,000         6,745
   FL Orlando Utilities Commission,
    Series 1993-B, IFRN (variable rate),
                           7.140%  10/06/13                5,000         5,719
   LA De Soto Parish,
    Southwestern Electric Power Co.,
                           7.600%  01/01/19                5,000         5,696
   NC University of North Carolina at Chapel Hill,
                          (g)      08/01/14                3,000         1,427
   NE Public Power District,
    Series 1998 A,
                           5.250%  01/01/11                9,000         9,545
   NY Long Island Power Authority,
    Series 1998,
                           5.125%  04/01/12                6,000         6,248
   PR Puerto Rico Electric Power Authority:
    Series AA:
                           5.250%  07/01/16                3,500         3,647
                           6.000%  07/01/11                4,195         4,851
                           6.000%  07/01/12                6,680         7,727
                           6.250%  07/01/10                6,000         7,065
    Series 1998 EE,
                           4.500%  07/01/18                5,000         4,762
   SD Heartland Consumers Power District,
    Series 1992,
                           6.000%  01/01/12                3,650         4,171
   TN Metropolitan Government,
    Nashville & Davidson Counties:
     Lifecare & Retirement Centers,
     Series 1998,
                           5.200%  05/15/23                8,100         8,247
     Series 1996 A,
                          (g)      05/15/09                5,250         3,334
   TX Austin,
    Series 1998,
                           5.250%  05/15/25               11,500        12,146
   TX San Antonio,
    Series 1989 B,
                           5.000%  02/01/16               10,000        10,002
   TX San Antonio Electric & Gas,
    Series 1998 A,
                           4.500%  02/01/21 (c)            5,700         5,320
   WA Chelan County Public Utilities,
    District Number 001 Consolidate,
    Series 1989-A Division I,
                           7.750%  07/01/21                4,500         4,873
   WA Chelan County Public Utilities District No. 1,
    Columbia River Rock Hydroelectric:
                          (g)      06/01/09                5,000         3,127
                          (g)      06/01/11                5,000         2,797
                                                                  ------------
                                                                       126,016
                                                                  ------------

   WATER & SEWER - 4.8%
   CA San Diego,
    Series 1998:
                           5.375%  08/01/13                1,000         1,066
                           5.375%  08/01/14                2,000         2,120
   FL Village Center Community Development District,
    Series 1998 A,
                           5.250%  10/01/15                1,000         1,047
   ID State Water Resource Board,
    Boise Water Corp., Series 1991,
                           7.250%  12/01/21                6,000         6,567
   LA Public Facility Belmont Water Authority,
                           9.000%  03/15/24 (d)            1,350         1,215
   MA State Water Resources Authority:
    Series B,
                           5.000%  03/01/22               18,600        18,322
    Series C,
                           5.250%  12/01/15               10,450        11,080
   MD Baltimore,
    Water Projects,
    Series 1998 A,
                           5.375%  07/01/15                2,765         2,923
   MI Detroit Water Supply System,
    Series A:
                           5.750%  07/01/12                5,500         6,116
                           6.000%  07/01/14                3,020         3,436
                           6.000%  07/01/15                3,000         3,416
   MS Five Lakes Utility District,
                           8.250%  07/15/24                  760           608
   NJ State Economic Development Authority,
    American Water Co., Inc.:
                           6.500%  04/01/22                4,900         5,340
    Series 1994 A,
                           6.875%  11/01/34               10,590        12,076
   NV Henderson,
    Series 1998 A,
                           5.375%  09/01/12                5,350         5,685
   OH State Water Development Authority,
    Water Control Loan Fund:
                           5.500%  12/01/11                3,940         4,286
                           5.500%  06/01/13                2,250         2,422
   PA Philadelphia,
    Water & Waste Water Revenue,
    Series 1993,
                           5.000%  06/15/16               11,550        11,573
   TN Jackson Water and Sewer Revenue,
    Series 1984,
                          10.375%  07/01/12                1,090         1,156
   TX Houston Water & Sewer System Revenue:
                           5.000%  12/01/18               24,755        24,755
    Series 1998 A,
                          (g)      12/01/19               20,000         6,945
   TX State Coastal Industrial Water Authority,
    Bayport Water System,
    Series 1978,
                           7.000%  12/15/03                1,765         1,769
   VA Fairfax County Water Authority,
                           5.000%  04/01/21                1,500         1,532
                                                                  ------------
                                                                       135,455
                                                                  ------------

TOTAL MUNICIPAL BONDS (cost of $2,592,777)(j)                        2,779,141
                                                                  ------------

SHORT-TERM OBLIGATIONS - 0.7%
------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (k)
   CA Irvine Improvement Bond Act of 1915:
    Series 1997,
                           3.250%  09/02/22                3,168         3,168
    Series 1998,
                           3.250%  09/02/23                3,700         3,700
   CA Newport Beach,
    Hoag Memorial Presbyterian Hospital,
    Series 1996 A,
                           3.250%  10/01/26                  800           800
   CA State Health Facilities Financing Authority,
    Sutter Health, Series A,
                           3.250%  03/01/20                  600           600
   FL Pinellas County Health Facilities Authority,
    Series 1985,
                           3.150%  12/01/15                1,500         1,500
   ID State Health Facilities Authority,
    St. Lukes Regional Medical Facility,  Series 1995,
                           3.300%  05/01/22                  700           700
   IL Health Facilities Authority,
    Central Dupage Hospital,
                           3.400%  11/01/20                  100           100
   IL State Development Finance Authority,
    Council for Jewish Elderly,
    Series 1995,
                           3.300%  03/01/15                  100           100
   IL State Health Facilities Authority,
    Palos Community Hospital,
    Series 1985 B,
                           3.350%  12/01/15                  600           600
   IN Portage Economic Development Revision,
    Pedcor Investments:
     Series A,
                           3.500%  08/01/30                  249           249
     Series B,
                           3.500%  08/01/30                  350           350
   IN State Health Facilities Financing Authority,
    Series 1990,
                           3.200%  12/01/10                  200           200
   IN State Housing Finance Authority,
    Pedcor Investments,
    Series 1997 M-A,
                           3.500%  01/01/29                3,000         3,000
   LA State Offshore Terminal Authority,
    Loop, Inc.,
                           3.250%  09/01/06                1,200         1,200
   MI Farmington Hills Hospital Finance Authority,
    Botsford General Hospital,
    Series 1991 B,
                           3.300%  02/15/16                  200           200
   MI Flint Hospital Building Authority,
    Hurley Medical Center,
    Series 1995 B,
                           3.400%  07/01/15                  300           300
   MS Perry County,
    Leaf River Forest Project,
                           3.250%  03/01/02                  100           100
   NC Craven County Industrial Facilities & Pollution
    Control Financing Authority, John Hancock
    Resource Recovery, Inc., Series C,
                           3.450%  05/01/11                  200           200
   NM Farmington,
    Arizona Public Service Co.,
    Four Corners Project,
    Series 1994 B,
                           3.250%  09/01/24                  400           400
   NY New York City Municipal Water Finance Authority,
    Series 1995 A,
                           3.750%  06/15/25                  250           250
   NY New York City General Obligation,
    Series B,
                           3.500%  10/01/22                  100           100
   NY State Energy Research & Development Authority,
    Niagara Mohawk Power Corp.,
    Series B,
                           3.800%  07/01/27                  950           950
   VA Campbell County Industrial Development Authority,
    Hadson Power No. 12,
                           3.450%  04/01/15                1,800         1,800
   WY Green River,
    Rhone-Poulenc, Inc.,
    Series 1992,
                           3.500%  06/01/99                  400           400
                                                                  ------------
TOTAL SHORT-TERM OBLIGATIONS                                            20,967
                                                                  ------------

OTHER ASSETS & LIABILITIES, NET - 0.9%                                  25,568
------------------------------------------------------------------------------

NET ASSETS - 100%                                                 $  2,825,676
                                                                  ------------

NOTES TO INVESTMENT PORTFOLIO:
------------------------------------------------------------------------------
(a) This issuer is in default of certain debt covenants. Income is not being accrued.
(b) This is a restricted security which was acquired on April 2, 1990 at a cost of $320. This security represents 0.0% of the Fund's net assets at November 30, 1998.
(c) This security has been purchased on a delayed delivery basis for settlement at future date beyond the customary settlement date.
(d) Securities exempt from registration under Rule 144A of the Securities Act of
    133. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1998, the value of these securities amounted to $71,988 or 2.5% of net assets.
(e) The value of this security represents fair value as determined under procedures approved by the Trustees.
(f) Accrued interest accumulates in the value of the security and is payable at redemption.
(g) Zero coupon bond.
(h) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(i) These securities, or a portion thereof, with a total market value of $93,753, are being used to collateralize the delayed delivery purchases indicated in note (c) above and open futures contracts.
(j) Cost for federal income tax purposes is $2,593,161.
(k) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreemens from banks. The rates listed are as of November 30, 1998.

Short futures contracts open at November 30, 1998:

                       Par value                                    Unrealized
                      covered by                   Expiration      depreciation
       Type            contracts                      month        at 11/30/98
-------------------------------------------------------------------------------
     Treasury Bond     $ 40,000                       March           $ 911

                 Acronym                    Name
                 -------                    ----
                  IFRN           Inverse Floating Rate Note

See notes to financial statements.

                         STATEMENT OF ASSETS & LIABILITIES
                                 NOVEMBER 30, 1998

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $2,592,777)                           $ 2,779,141
Short-term obligations                                                20,967
                                                                 -----------
                                                                   2,800,108

Receivable for:
  Interest                                         $ 50,639
  Investments sold                                    9,008
  Fund shares sold                                      396
Other                                                   285           60,328
                                                   --------      -----------
    Total Assets                                                   2,860,436

LIABILITIES
Payable for:
  Investments purchased                              27,404
  Distributions                                       3,886
  Fund shares repurchased                             2,596
  Variation margin on futures                           500
Payable due to custodian bank                           183
Accrued:
  Deferred Trustees fees                                 44
Other                                                   147
                                                   --------
    Total Liabilities                                                 34,760
                                                                 -----------

NET ASSETS                                                       $ 2,825,676
                                                                 -----------

Net asset value & redemption price per share -
Class A ($2,470,396/175,131)                                         $ 14.11(a)
                                                                 -----------
Maximum offering price per share - Class A
($14.11/0.9525)                                                      $ 14.81(b)
                                                                 -----------
Net asset value & offering price per share -
Class B ($353,782/25,080)                                            $ 14.11(a)
                                                                 -----------

Net asset value & offering price per share -
Class C ($1,498/106)                                                 $ 14.11(a)
                                                                 -----------
COMPOSITION OF NET ASSETS
Capital paid in                                                  $ 2,607,861
Overdistributed net investment income                                 (2,771)
Accumulated net realized gain                                         35,133
Net unrealized appreciation (depreciation) on:
   Investments                                                       186,364
   Open futures contracts                                               (911)
                                                                 -----------
                                                                 $ 2,825,676
                                                                 -----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1998

(in thousands)
INVESTMENT INCOME
Interest                                                           $ 173,177

EXPENSES
Management fee                                     $ 14,521
Service fee                                           7,177
Distribution fee - Class B                            2,752
Distribution fee - Class C                                6
Transfer agent                                        4,222
Bookkeeping fee                                         740
Registration fee                                         40
Custodian fee                                            10
Audit fee                                                60
Trustees fee                                             86
Reports to shareholders                                  46
Legal fee                                               305
Other                                                   215
                                                   --------
                                                     30,180
Interest expense                                          1
                                                   --------
Total expenses                                       30,181
Fees waived by the Distributor - Class C                 (1)          30,180
                                                   --------        ---------
       Net Investment Income                                         142,997
                                                                   ---------


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
  Investments                                        56,628
  Closed futures contracts                           12,354
                                                   --------
    Net Realized Gain                                                 68,982

Net change in unrealized appreciation (depreciation)
  during the period on:
  Investments                                        14,329
  Open futures contracts                             (1,070)
                                                   --------
    Net Change in Unrealized Appreciation                             13,259
                                                                   ---------
       Net Gain                                                       82,241
                                                                   ---------
Increase in Net Assets from Operations                             $ 225,238
                                                                   ---------

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                      Year ended November 30
                                                 ---------------------------
INCREASE (DECREASE) IN NET ASSETS                  1998          1997 (a)
Operations:
Net investment income                            $  142,997       $  162,223
Net realized gain                                    68,982           20,827
Net unrealized appreciation                          13,259           18,398
                                                 ----------       ----------
    Net Increase from Operations                    225,238          201,448
Distributions:
From net investment income - Class A               (130,227)        (144,382)
In excess of net investment income - Class A         (3,173)            --
From net investment income - Class B                (16,342)         (18,821)
In excess of net investment income - Class B           (398)            --
From net investment income - Class C                    (36)              (3)
In excess of net investment income - Class C             (1)            --
                                                 ----------       ----------
                                                     75,061           38,242
                                                 ----------       ----------
Fund Share Transactions :
Receipts for shares sold - Class A                  348,851          362,985
Value of distributions reinvested - Class A          77,460           80,285
Cost of shares repurchased - Class A               (572,684)        (743,604)
                                                 ----------       ----------
                                                   (146,373)        (300,334)
                                                 ----------       ----------
Receipts for shares sold - Class B                   14,954           13,695
Value of distributions reinvested - Class B           9,572           10,327
Cost of shares repurchased - Class B                (59,859)         (76,626)
                                                 ----------       ----------
                                                    (35,333)         (52,604)
                                                 ----------       ----------
Receipts for shares sold - Class C                    1,478              250
Value of distributions reinvested - Class C              29                2
Cost of shares repurchased - Class C                   (240)             (42)
                                                 ----------       ----------
                                                      1,267              210
                                                 ----------       ----------
Net Decrease from
  Fund Share Transactions                          (180,439)        (352,728)
                                                 ----------       ----------
        Total Decrease                             (105,378)        (314,486)

NET ASSETS
Beginning of period                               2,931,054        3,245,540
                                                 ----------       ----------
End of period (net of overdistributed and
 including undistributed net investment
 income of $2,771 and $3,608, respectively)      $2,825,676       $2,931,054
                                                 ----------       ----------

(a) Class C shares were initially offered on August 1, 1997.

See notes to financial statements.

                     STATEMENT OF CHANGES IN NET ASSETS
                                (continued)

(in thousands)                                      Year ended November 30
                                                  --------------------------
NUMBER OF FUND SHARES:                               1998            1997 (a)
Sold - Class A                                       25,013           26,948
Issued for distributions reinvested - Class A         5,556            5,962
Repurchased - Class A                               (41,047)         (55,224)
                                                  ---------        ---------
                                                    (10,478)         (22,314)
                                                  ---------        ---------
Sold - Class B                                        1,070            1,017
Issued for distributions reinvested - Class B           687              767
Repurchased - Class B                                (4,291)          (5,691)
                                                  ---------        ---------
                                                     (2,534)          (3,907)
                                                  ---------        ---------
Sold - Class C                                          106               18
Issued for distributions reinvested - Class C             2               (b)
Repurchased - Class C                                   (17)              (3)
                                                  ---------        ---------
                                                         91               15
                                                  ---------        ---------

(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                NOVEMBER 30, 1998

NOTE 1. ACCOUNTING POLICIES
-------------------------------------------------------------------------------
ORGANIZATION: Colonial Tax-Exempt Fund (the Fund), a series of Colonial Trust IV, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income exempt from federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fees for Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
-------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro-rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Insured Fund and Colonial High Yield Municipal Fund as follows:

       Average Net Assets         Annual Fee Rate
       ------------------         ---------------
       First $1 billion                 0.60%
       Next $2 billion                  0.55%
       Next $1 billion                  0.50%
       Over $4 billion                  0.45%

The management fee applicable to the Fund was reduced by 0.05% annually of the average net assets of the Fund between $2 billion and $3 billion.

In addition, a further reduction was made based on the following schedule:

                                          Cumulative Annualized
       Effective Date                          Reduction
       -------------------                ---------------------
       January 1, 1996                           0.01%
       April 1, 1996                             0.02%
       July 1, 1996                              0.03%
       October 1, 1996                           0.04%

BOOKKEEPING FEE: The Advisor provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

       Average Net Assets                          Annual Fee Rate
       ------------------                          ---------------
       First $50 million                              No charge
       Next $950 million                              0.035%
       Next $1 billion                                0.025%
       Next $1 billion                                0.015%
       Over $3 billion                                0.001%

TRANSFER AGENT: Liberty Funds Services, Inc., formerly Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 1997, and continuing through calendar year 1997, the Transfer Agent fee was reduced 0.01% in cumulative monthly increments, resulting in a decrease in the fee from 0.14% to 0.13% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc., (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended November 30, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $1,051,608 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $595,892, and $1,908, on Class A, Class B, and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
-------------------------------------------------------------------------------
INVESTMENT ACTIVITY: For the year ended November 30, 1998, purchases and sales of investments, other than short-term obligations, were $144,227,253 and $65,877,050, respectively.

Unrealized appreciation (depreciation) at November 30, 1998, based on cost of investments for federal income tax purposes was approximately:

Gross unrealized appreciation             $199,246,000
Gross unrealized depreciation              (13,266,000)
                                          ------------
    Net unrealized appreciation           $185,980,000
                                          ------------

OTHER: The Fund has greater than 10% of its net assets at November 30, 1998 invested in New York.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT
-------------------------------------------------------------------------------
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%.

The average daily loan balance for the year ended November 30, 1998, was $13,699, at a weighted average interest rate of 8.50%. The maximum loan outstanding during the period was $5,000,000.

NOTE 5. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)
-------------------------------------------------------------------------------
On October 30, 1998, a Special Meeting of Shareholders of the Fund was held to approve the following items, all as described in the Proxy Statement of the Meeting. On August 21, 1998, the record date for the Meeting, the Fund had outstanding 202,341,146 shares of beneficial interest. The votes cast at the Meeting were as follows:

                                                          AUTHORITY
                                         FOR               WITHHELD
                                         ---               --------
To elect a Board of Trustees:
      Robert J. Birnbaum               111,241,824        3,704,276
      Tom Bleasdale                    111,302,147        3,643,953
      John Carberry                    111,296,918        3,649,182
      Lora S. Collins                  111,240,268        3,705,832
      James E. Grinnell                111,284,061        3,662,039
      Richard W. Lowry                 111,316,176        3,629,924
      Salvatore Macera                 111,240,966        3,705,134
      William E. Mayer                 111,291,075        3,655,025
      James L. Moody, Jr.              111,310,368        3,635,732
      John J. Neuhauser                111,275,215        3,670,885
      Thomas E. Stitzel                111,252,885        3,693,215
      Robert L. Sullivan               111,291,753        3,654,347
      Anne-Lee Verville                111,286,511        3,659,589

To amend fundamental investment policies regarding borrowing and lending:

               FOR               AGAINST             ABSTAIN
               ---               -------             -------
            89,884,435          3,905,124           6,678,946

To reclassify the fundamental investment policies regarding borrowing and lending:

               FOR               AGAINST             ABSTAIN
               ---               -------             -------
            87,708,683          5,519,864           7,239,958

To approve policies for a master fund/feeder fund structure:

               FOR               AGAINST             ABSTAIN
               ---               -------             -------
            88,944,069          3,783,547           7,740,890

                       FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                           Year ended November 30
                            ----------------------------------------
                                             1998
                               Class A       Class B       Class C
                             ------------  ------------  ------------
Net asset value -
   Beginning of period         $ 13.750      $ 13.750      $ 13.750
                               --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income             0.713         0.605         0.627(b)
Net realized and
  unrealized gain (loss)          0.391         0.391         0.391
                               --------      --------      --------
   Total from Investment
      Operations                  1.104         0.996         1.018
                               --------      --------      --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income       (0.726)       (0.621)       (0.642)
In excess of net
   investment income             (0.018)       (0.015)       (0.016)
                               --------      --------      --------
Total Distributions
   Declared to Shareholders      (0.744)       (0.636)       (0.658)
                               --------      --------      --------
Net asset value -
   End of period               $ 14.110      $ 14.110      $ 14.110
                               --------      --------      --------
Total return (d)                  8.22%         7.40%         7.56%(j)
                               --------      --------      --------

RATIOS TO AVERAGE NET ASSETS
Operating expenses (f)            0.95%         1.70%         1.55%(b)
Interest expense                  (h)           (h)             (h)
Total expenses (f)                0.95%         1.70%         1.55%(b)
Net investment income (f)         5.08%         4.33%         4.48%(b)
Portfolio turnover                  26%           26%           26%
Net assets at end
of period (in millions)        $  2,470      $    354      $      1

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) Net of fees waived by the Distributor which amounted to $0.021 per share and 0.15%.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.
(h) Rounds to less than 0.00%.

                           FINANCIAL HIGHLIGHTS- CONT.

                      Year ended November 30
             ---------------------------------------
                              1997
                Class A       Class B      Class C (a)
              -----------  ------------  ---------------

               $ 13.550      $ 13.550      $ 13.860
               --------      --------      --------

                  0.743         0.642         0.218

                  0.194         0.194        (0.114)(c)
               --------      --------      --------

                  0.937         0.836         0.104
               --------      --------      --------

                 (0.737)       (0.636)       (0.214)

                     --           --            --
               --------      --------      --------

                 (0.737)       (0.636)       (0.214)
               --------      --------      --------

               $ 13.750      $ 13.750      $ 13.750
               --------      --------      --------
                  7.16%         6.37%         0.77% (e)
               --------      --------      --------


                  0.98%         1.73%         1.59% (g)
                     --            --            --
                  0.98%         1.73%         1.59% (g)
                  5.45%         4.70%         4.76% (g)
                    39%           39%           39%

               $  2,551      $   380       $    (i)

(i) Rounds to less than one million.
(j) Had the Distributor not waived a portion of expenses, total return would have been reduced.

-------------------------------------------------------------------
Federal Income Tax Information (unaudited)
Approximately 99.9% of the income distributions will be treated as exempt income for federal income tax purposes.

For the fiscal year ended November 30, 1998 the Fund earned long term capital gains of which none and $45,956,160 are 28% and 20%
rate gains, respectively.
-------------------------------------------------------------------

                    FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                      Year ended November 30
                         --------------------------------------------------
                                       1996                   1995
                          Class A      Class B       Class A      Class B
                         ----------   -----------   ----------   ----------
Net asset value -
   Beginning of period    $ 13.720      $ 13.720     $ 12.180      $12.180
                          --------      --------     --------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income        0.756         0.656        0.771        0.673
Net realized and
unrealized gain (loss)      (0.171)       (0.171)       1.535        1.535
                          --------      --------     --------      -------
   Total from Investment
     Operations              0.585         0.485        2.306        2.208
                          --------      --------     --------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
   income                   (0.755)       (0.655)      (0.766)      (0.668)
                          --------      --------     --------      -------
Net asset value -
   End of period          $ 13.550      $ 13.550     $ 13.720      $13.720
                          --------      --------     --------      -------
Total return (a)             4.47%         3.70%       19.35%       18.47%
                          --------      --------     --------      -------

RATIOS TO AVERAGE NET ASSETS
Expenses                     0.99%(b)      1.74%(b)     1.01%(b)     1.76%(b)
Net investment income        5.61%(b)      4.86%(b)     5.82%(b)     5.07%(b)
Portfolio turnover             40%           40%          41%          41%
Net assets at end
of period (in millions)   $  2,818      $    427     $  3,111      $   469

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                          FINANCIAL HIGHLIGHTS - CONT.

                       Year ended November 30
                       ----------------------
                                     1994
                       Class A      Class B
                       --------     -------

                       $ 13.920     $ 13.920
                       --------     --------

                          0.795        0.695

                         (1.744)      (1.744)
                       --------     --------

                         (0.949)      (1.049)
                       --------     --------


                         (0.791)      (0.691)
                       --------     --------

                       $ 12.180     $ 12.180
                       --------     --------
                        (7.08)%      (7.78)%
                       --------     --------


                          1.01%        1.76%
                          6.00%        5.25%
                            56%          56%

                        $ 2,858        $ 440

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST IV AND THE SHAREHOLDERS OF
  COLONIAL TAX-EXEMPT FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Tax-Exempt Fund, (the "Fund") (a series of Colonial Trust IV) at November 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
January 13, 1999

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Liberty Funds Services, Inc. directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Funds Distributor, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Funds Distributor of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Funds Distributor. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                                 HOW TO REACH US
                               BY PHONE OR BY MAIL

BY TELEPHONE

CUSTOMER CONNECTION - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information ........... press [1]

For account information ............................................ press [2]

To speak to a service representative ............................... press [3]

For yield and total return information ............................. press [4]

For duplicate statements or new supply of checks ................... press [5]

To order duplicate tax forms and year-end statements ............... press [6]
(February through May)

To review your options at any time during your call ................ press [*]

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

LIBERTY TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750
To request literature on any fund distributed by Liberty Funds Distributor, Inc., call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

LIBERTY FUNDS SERVICES, INC.
P.O. BOX 1722
BOSTON, MA 02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Tax-Exempt Fund is:

Liberty Funds Services, Inc.*
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

Colonial Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

* Effective October 1, 1998, Colonial Investor Service Center, Inc. - the Transfer Agent for Colonial, Crabbe Huson, Newport and Stein Roe Advisor funds - changed its name to Liberty Funds Services, Inc.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

[logo] L I B E R T Y
       COLONIAL o CRABBE HUSON o  NEWPORT o STEIN ROE ADVISOR
       Liberty Funds Distributor, Inc. (C)1999
       One Financial Center, Boston, MA 02111-2621 1-800-426-3750
       Visit us at www.libertyfunds.com

                                                  TE-02/360G-1198 (1/99) 98/1437